LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	$ 16,616,043	$ 10,929,395	$ 10,235,831
Loan purchases / Loan sales	(27,817)		(5,889)
Recovery of charged - off loans	565,436	436,908	551,650
Credit impairment charges on loans, advances and financial leases, net	2,521,178	7,335,755	3,385,181
Adjusted stage 3	607,734	529,574	473,716
Charges-off	(5,036,431)	(2,600,403)	(3,730,380)
Translation adjustment	618,339	(15,186)	19,286
Ending balance	15,864,482	16,616,043	10,929,395
Banco Davivienda
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Provision for portfolio sales	86,800
Money Corp
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Provision for portfolio sales	5,922
Jobandtalent Co SAS
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Provision for portfolio sales	5,060
Commercial
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	7,673,720	5,456,993	5,360,833
Loan purchases / Loan sales	(27,817)		(4,332)
Recovery of charged - off loans	125,208	118,196	139,268
Credit impairment charges on loans, advances and financial leases, net	198,619	2,406,228	1,299,379
Adjusted stage 3	216,330	213,214	223,824
Charges-off	(674,248)	(527,318)	(1,572,113)
Translation adjustment	301,211	6,407	10,134
Ending balance	7,813,023	7,673,720	5,456,993
Consumer
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	5,753,430	3,445,818	2,892,891
Recovery of charged - off loans	349,125	256,836	317,722
Credit impairment charges on loans, advances and financial leases, net	2,268,595	3,745,662	1,971,037
Adjusted stage 3	288,214	203,420	148,001
Charges-off	(3,618,009)	(1,875,355)	(1,890,490)
Translation adjustment	263,912	(22,951)	6,657
Ending balance	5,305,267	5,753,430	3,445,818
Mortgage
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	992,515	860,665	853,764
Recovery of charged - off loans	26,660	15,943	33,869
Credit impairment charges on loans, advances and financial leases, net	68,809	163,527	33,808
Adjusted stage 3	49,893	39,793	42,495
Charges-off	(110,408)	(89,727)	(104,720)
Translation adjustment	33,589	2,314	1,449
Ending balance	1,061,058	992,515	860,665
Financial Leases
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,996,033	1,025,403	990,970
Loan purchases / Loan sales			(1,557)
Recovery of charged - off loans	61,303	44,381	57,057
Credit impairment charges on loans, advances and financial leases, net	(34,678)	903,191	25,130
Adjusted stage 3	40,747	63,240	50,119
Charges-off	(554,701)	(40,150)	(97,148)
Translation adjustment	12,363	(32)	832
Ending balance	1,521,067	1,996,033	1,025,403
Small business loan
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	200,345	140,516	137,373
Recovery of charged - off loans	3,140	1,552	3,734
Credit impairment charges on loans, advances and financial leases, net	19,833	117,147	55,827
Adjusted stage 3	12,550	9,907	9,277
Charges-off	(79,065)	(67,853)	(65,909)
Translation adjustment	7,264	(924)	214
Ending balance	$ 164,067	$ 200,345	$ 140,516